Consolidated Condensed Balance Sheets (Unaudited) (AUD)	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	15,089,209	23,271,766
Inventories, net	3,619,400	3,191,093
Accounts receivable	4,889,783	3,588,798
Prepayments	92,048	303,181
Financial instruments	83,339	0
Other current assets	827,508	46,196
Total current assets	24,601,287	30,401,034
Non-current assets:
Property, plant and equipment	33,151,027	32,713,280
Less accumulated depreciation	(12,855,847)	(9,586,365)
Property, plant and equipment - net	20,295,180	23,126,915
Other non-current assets	320,000	310,000
Total non-current assets	20,615,180	23,436,915
Total assets	45,216,467	53,837,949
Current liabilities:
Accounts payable	620,682	1,764,364
Accrued expenses	2,061,528	2,099,477
Deferred revenue	3,509,721	0
Employee entitlements provision	824,833	596,294
Total current liabilities	7,016,764	4,460,135
Non-current liabilities:
Asset retirement obligations	2,166,691	1,998,060
Employee entitlements provision	181,367	160,675
Deferred revenue	829,039	0
Total non-current liabilities	3,177,097	2,158,735
Total liabilities	10,193,861	6,618,870
Commitments and contingencies (Note 3)
Stockholders' equity:
Preferred stock, $0.01 par value. Authorized 1,000,000 shares; issued and outstanding nil in 2011 (2010: nil)
Common stock, $0.0001 par value. Authorized 300,000,000 shares; issued and outstanding 159,139,965 shares in 2011 (2010: 158,871,495)	15,914	15,887
Additional paid-in capital	79,446,995	77,034,717
Accumulated deficit	(29,533,213)	(22,922,688)
Current year loss	(14,692,117)	(6,610,525)
Accumulated other comprehensive income	(214,973)	(298,312)
Total stockholders' equity	35,022,606	47,219,079
Total liabilities and stockholders' equity	45,216,467	53,837,949